Share Based Compensation - Schedule of Assumptions Used To Estimate the Fair Values of the Share Options Granted (Details) - $ / shares		9 Months Ended
		Jul. 31, 2017	Oct. 31, 2016	Apr. 30, 2016
Schedule of Assumptions Used To Estimate the Fair Values of the Share Options Granted [Abstract]
Risk-free rate of return		3.21%	3.18%	3.18%
Contractual life of option		8 years 4 months 24 days	10 years	10 years
Estimated volatility rate		35.00%	37.00%	37.00%
Expected dividend yield		0.00%	0.00%	0.00%
Fair value of underlying ordinary shares (in Dollars per share)	[1]	$ 500	$ 400	$ 300

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one hundred thousandth to one (100,000:1) ordinary shares effective on January 24, 2025 (Note 1).